Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

August 29, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington DC 20549

Re:          The Olstein Funds (the “Registrant”)
File Nos. 33-91770 and 811-09038

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 31 (the “Amendment”) to Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment primarily to reflect the elimination of the Rule 12b-1 fee from the Adviser Class of The Olstein All Cap Value Fund. The Amendment is proposed to go effective on October 28, 2013, which is 60 days after this filing.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (215) 564-8543 or Kenneth L. Greenberg at (215) 564-8149 with any questions.

Sincerely,

/s/ Jamie M. Gershkow
Jamie M. Gershkow, Esq.